Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income and comprehensive income from continuing operations, net of taxes	$ 45,185,357	$ 1,676,753
Net income and comprehensive income from discontinued operations, net of taxes	0	17,339,332
Net income	45,185,357	19,016,085
Comprehensive income	45,185,357	19,016,085
Less: Dividend on Series D Preferred Shares	(1,263,889)	0
Net income attributable to common shareholders	43,671,953	19,016,085
Dividend on Series D Preferred Shares	1,263,889	0
Net income attributable to common shareholders, diluted	$ 45,185,357	$ 19,016,085
Weighted average number of common shares outstanding, basic (in shares)	9,662,354	9,478,437
Effect of dilutive shares (in shares)	11,735,052	0
Weighted average number of common shares outstanding, diluted (in shares)	21,397,406	9,478,437
Earnings per common share, basic, continuing operations (in dollars per share)	$ 4.52	$ 0.18
Earnings per common share, diluted, continuing operations (in dollars per share)	2.11	0.18
Earnings per common share, basic, discontinued operations (in dollars per share)	0	1.83
Earnings per common share, diluted, discontinued operations (in dollars per share)	0	1.83
Earnings per common share, basic, Total (in dollars per share)	4.52	2.01
Earnings per common share, diluted, Total (in dollars per share)	$ 2.11	$ 2.01
Series D Preferred Stock [Member]
Earnings Per Share [Abstract]
Less: Deemed dividend on Preferred Shares	$ (249,515)	$ 0
Deemed dividend on Series D Preferred Shares	$ 249,515	$ 0